COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

		Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	131.6%
COMPRESSION	1.7%
Archrock, Inc.(a)		406,196	$3,944,163

CRUDE/REFINED PRODUCTS	41.6%
BP Midstream Partners LP(a)		381,100	5,663,146
CrossAmerica Partners LP(a)		87,749	1,507,528
Enbridge, Inc. (Canada)		154,900	5,180,785
Genesis Energy LP(a)		254,357	5,275,364
MPLX LP(a)		1,261,080	35,196,743
PBF Logistics LP(a)		175,137	3,642,849
Phillips 66 Partners LP(a)		65,000	3,573,050
Plains All American Pipeline LP(a)		1,574,800	33,747,964
USD Partners LP(a)		167,999	1,779,109

			95,566,538

DIVERSIFIED MIDSTREAM	47.2%
Altus Midstream Co., Class A(a),(b)		457,300	1,056,363
Energy Transfer LP(a)		3,449,555	46,948,444
Enterprise Products Partners LP(a)		1,910,787	54,476,537
Summit Midstream Partners LP(a)		352,132	1,697,276
Williams Cos., Inc.(a)		184,000	4,342,400

			108,521,020

GATHERING & PROCESSING	31.0%
Antero Midstream Corp.(a)		941,100	6,691,221
CNX Midstream Partners LP(a)		121,400	1,717,810
Crestwood Equity Partners LP(a)		147,177	5,380,791
DCP Midstream LP(a)		132,700	3,232,572
Enable Midstream Partners LP(a)		638,400	8,043,840
EnLink Midstream LLC(a)		1,712,700	13,598,838
EQM Midstream Partners LP(a)		230,386	6,973,784
Hess Midstream Partners LP(a)		94,057	1,786,142
Keyera Corp. (Canada)		60,295	1,455,069
Tallgrass Energy LP(a)		87,600	1,715,208
Targa Resources Corp.(a)		146,100	5,277,132
Tidewater Midstream & Infrastructure Ltd. (Canada)		2,100,000	1,640,379
Western Midstream Partners LP(a)		602,818	13,888,927

			71,401,713

MARINE SHIPPING/OFFSHORE	3.0%
GasLog Ltd. (Monaco)		129,400	1,591,620

		Shares/Units	Value
GasLog Partners LP (Monaco)		278,749	$5,282,294

			6,873,914

NATURAL GAS PIPELINES	5.3%
Cheniere Energy, Inc.(a),(b)		44,786	2,674,172
Equitrans Midstream Corp.(a)		615,500	8,303,095
Tellurian, Inc.(a),(b)		202,500	1,322,325

			12,299,592

OTHER	1.8%
NextEra Energy Partners LP(a)		46,800	2,398,500
Sprague Resources LP(a)		111,217	1,791,706

			4,190,206

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$317,410,178)			302,797,146

PREFERRED SECURITIES—$25 PAR VALUE	6.0%
BANKS	1.5%
Bank of America Corp., 6.00%, Series GG(c)		23,900	641,476
Bank of America Corp., 5.875%, Series HH(c)		5,400	147,204
Bank of America Corp., 5.375%, Series KK(c)		4,605	121,480
BB&T Corp., 5.85%(c)		13,975	349,515
Citigroup, Inc., 6.30%, Series S(c)		7,401	194,424
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series D(c),(d)		3,400	95,132
First Republic Bank, 5.50%, Series D(c)		10,000	255,200
GMAC Capital Trust I, 8.303%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(e)		14,291	374,424
JPMorgan Chase & Co., 8.303%, Series Y(c)		10,600	272,526
Regions Financial Corp., 5.70% to 5/15/29, Series C(c),(d)		9,000	246,600
Synovus Financial Corp., 5.875% to 7/1/24, Series E(b),(c),(d)		4,000	105,360
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(c),(d)		9,042	238,709
Wells Fargo & Co., 5.625%, Series Y(c)		14,575	386,237

			3,428,287

CHEMICALS	0.3%
CHS, Inc., 7.50%, Series 4(c)		29,741	808,955

DIVERSIFIED FINANCIAL SERVICES	0.5%
Apollo Global Management LLC, 6.375%, Series B(c)		14,252	376,823
Morgan Stanley, 5.85% to 4/15/27, Series K(c),(d)		18,904	510,408

		Shares/Units	Value
National Rural Utilities Cooperative Finance Corp., 5.50%, due 5/15/64		7,000	$196,210

			1,083,441

ELECTRIC—REGULATED ELECTRIC	0.4%
CMS Energy Corp., 5.875%, due 10/15/78		5,875	165,440
CMS Energy Corp., 5.875%, due 3/1/79		10,850	298,809
Duke Energy Corp., 5.75%, Series A(c)		13,725	381,006

			845,255

FINANCIAL—INVESTMENT ADVISORY SERVICES	0.3%
Ares Management Corp., 7.00%, Series A(c)		14,750	394,267
Legg Mason, Inc., 5.45%, due 9/15/56		8,200	214,020

			608,287

INSURANCE	0.9%
LIFE/HEALTH INSURANCE	0.4%
Athene Holding Ltd., 6.350% to 6/30/29, Series A(c),(d)		10,000	284,300
Prudential Financial, Inc., 5.625%, due 8/15/58		3,000	81,420
Unum Group, 6.25%, due 6/15/58		13,750	377,712
Voya Financial, Inc., 5.35% to 9/15/29, Series B(c),(d)		6,925	189,468

			932,900

MULTI-LINE	0.3%
Allstate Corp./The, 5.10%, Series H(c)		10,325	271,135
WR Berkley Corp., 5.70%, due 3/30/58		23,350	644,693

			915,828

PROPERTY CASUALTY—FOREIGN	0.1%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(c),(d)		6,000	160,140

REINSURANCE—FOREIGN	0.1%
Arch Capital Group Ltd., 5.45%, Series F(c)		6,000	152,100

TOTAL INSURANCE			2,160,968

INTEGRATED TELECOMMUNICATIONS SERVICES	0.0%
AT&T, Inc., 5.625%, due 8/1/67		3,500	95,760

MARINE SHIPPING/OFFSHORE	0.1%
GasLog Partners LP, 8.625% to 6/15/27, Series A (Monaco)(c),(d)		11,000	279,180

PIPELINES	0.7%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(d)		7,737	216,017

		Shares/Units	Value
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(c),(d)		37,850	$908,400
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(c),(d)		15,525	380,363
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(c),(d)		7,900	197,342

			1,702,122

REAL ESTATE	0.4%
DIVERSIFIED	0.2%
VEREIT, Inc., 6.70%, Series F(c)		14,042	353,999

SHOPPING CENTERS	0.2%
COMMUNITY CENTER	0.1%
Kimco Realty Corp., 5.625%, Series K(c)		5,984	150,797

REGIONAL MALL	0.1%
Taubman Centers, Inc., 6.50%, Series J(c)		14,000	358,764

TOTAL SHOPPING CENTERS			509,561

TOTAL REAL ESTATE			863,560

UTILITIES	0.9%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(d)		5,675	158,106
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(d)		18,029	491,290
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N		9,659	266,878
NiSource, Inc., 6.50% to 3/15/24, Series B(c),(d)		10,175	280,627
Sempra Energy, 5.750%, due 7/1/79		7,700	206,360
Southern Co./The, 5.25%, due 12/1/77		17,000	451,180
Spire, Inc., 5.90%, Series A(c)		4,375	122,981

			1,977,422

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$13,078,464)			13,853,237

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	8.3%
BANKS	2.6%
Bank of America Corp., 8.05%, due 6/15/27, Series B(a)		$200,000	258,412
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(c),(d)		325,000	353,632
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(c),(d)		730,000	796,222

		Principal Amount		Value
BB&T Corp., 4.80% to 9/1/24(a),(c),(d)		$220,000		$221,925
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(c),(d)		575,000		644,492
Citigroup, Inc., 5.90% to 2/15/23(a),(c),(d)		350,000		367,750
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(c),(d)		320,000		334,886
CoBank ACB, 6.25% to 10/1/22, Series F(c),(d)		4,300	†	455,800
Corestates Capital III, 1.986%, (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(e),(f)		280,000		259,952
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(c),(d)		330,000		348,678
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(c),(d)		110,000		115,359
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(c),(d)		457,000		487,032
SunTrust Banks, Inc., 5.125% to 12/15/27, Series H(c),(d)		275,000		274,560
Wells Fargo & Co., 6.18%, (3 Month US LIBOR + 3.77%), Series K (FRN)(c),(e)		725,000		731,344
Wells Fargo Capital X, 5.95%, due 12/1/86, (TruPS)(a)		270,000		337,193

				5,987,237

BANKS—FOREIGN	2.3%
Banco Bilbao Vizcaya Argentaria SA, 6.50%, Series 9 (Spain)(c),(d),(g)		200,000		202,900
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(c),(d),(f)		200,000		214,165
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(c),(d),(g)		200,000		208,153
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(c),(d),(g),(h)		800,000		834,040
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(c),(d),(f),(g)		200,000		217,680
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(c),(d),(f),(g)		200,000		213,391
Credit Suisse Group AG, 6.375%, 144A (Switzerland)(a),(c),(d),(f),(g)		200,000		207,100
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(c),(d),(f),(g)		600,000		639,489
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(c),(d),(g)		400,000		411,440
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(c),(d),(f),(g)		200,000		203,671
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(c),(d),(g)		200,000		207,171
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(c),(d),(g)		400,000		426,800
Societe Generale SA, 6.750% to 4/6/28, 144A (France)(a),(c),(d),(f),(g)		200,000		202,430
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(c),(d),(f),(g)		200,000		210,750

		Principal Amount		Value
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(c),(d),(f),(g)		$400,000		$431,786
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (Switzerland)(c),(d),(g),(h)		400,000		427,844

				5,258,810

ELECTRIC—INTEGRATED ELECTRIC—FOREIGN	0.1%
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(c),(d),(f)		100,000		104,572

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.3%
General Electric Co., 5.00% to 1/21/21, Series D(a),(c),(d)		670,000		609,043
General Electric Co., 5.875%, due 1/14/38, Series MTN(a)		41,000		47,425

				656,468

INSURANCE	0.7%
LIFE/HEALTH INSURANCE	0.3%
Brighthouse Financial, Inc., 4.70%, due 6/22/47(a)		240,000		216,618
MetLife, Inc., 6.40%, due 12/15/36(a)		180,000		210,313
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(c),(d)		152,000		163,157
Voya Financial, Inc., 6.125% to 9/15/23, Series A(c),(d)		90,000		95,577

				685,665

MULTI-LINE	0.0%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(a),(d)		56,000		75,125

MULTI-LINE—FOREIGN	0.1%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(c),(d),(f)		200,000		232,569

PROPERTY CASUALTY	0.2%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(a),(d)		150,000		163,728
Liberty Mutual Group, Inc., 7.80%, due 3/7/37, 144A(f)		250,000		316,649

				480,377

PROPERTY CASUALTY—FOREIGN	0.1%
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(a),(d),(f)		200,000		221,120

TOTAL INSURANCE				1,694,856

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(f)		300	†	311,700

		Principal Amount	Value
MATERIAL—METALS & MINING	0.1%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(a),(d),(f)		$200,000	$234,544

PIPELINES	1.0%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(d)		375,000	393,180
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(d)		400,000	417,608
Plains All American Pipeline LP, 6.125% to 11/15/22, Series B(a),(c),(d)		357,000	339,693
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a),(d)		1,071,000	1,131,533

			2,282,014

TELECOMMUNICATION—COMMUNICATIONS	0.1%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(a),(d)		225,000	254,630

UTILITIES	1.0%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(d)		845,000	920,222
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(d),(f)		600,000	711,000
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a),(d)		300,000	320,312
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(a),(d)		200,000	207,637

			2,159,171

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$18,258,388)			18,944,002

		Shares
SHORT-TERM INVESTMENTS	5.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.03%(i)		12,943,771	12,943,771

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$12,943,771)			12,943,771

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$361,690,801)	151.5%	$348,538,156
LIABILITIES IN EXCESS OF OTHER ASSETS	(51.5)	(118,409,771)

NET ASSETS (Equivalent to $8.58 per share based on 26,816,759 shares of common stock outstanding)	100.0%	$230,128,385

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $251,567,279 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)	Security converts to floating rate after the indicated fixed-rate coupon period.
(e)	Variable rate. Rate shown is in effect at August 31, 2019.
(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $4,932,567 which represents 2.1% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $5,044,645 which represents 2.2% of the net assets of the Fund (1.5% of the managed assets of the Fund).

(h)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,261,884 which represents 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

(i)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies	$302,797,146	$302,797,146	$—	$—
Preferred Securities—$25 Par Value:
Utilities	1,977,422	1,486,132	491,290	—
Other Industries	11,875,815	11,875,815	—	—
Preferred Securities—Capital Securities	18,944,002	—	18,944,002	—
Short-Term Investments	12,943,771	—	12,943,771	—

Total Investments in Securities(a)	$348,538,156	$316,159,093	$32,379,063	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Master Limited Partnerships and Related Companies- Diversified Midstream
Balance as of November 30, 2018	$2,765,184
Change in unrealized appreciation (depreciation)	(1,094,400)
Transfer out of Level 3(a)	(1,670,784)

Balance as of August 31, 2019	$—

(a)

As of November 30, 2018, the Fund used significant unobservable inputs in determining the value of this investment. As of August 31, 2019, the Fund used a quoted price in determining the value of the same investment, which resulted from the registration of these shares.